INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets
	2020	2019
U.S. operations loss carry forward at statutory rate of 21%	$ 6,536,413	$ 6,763,238
Deferred tax assets related to timing differences-accruals	1,746,486	192,897
Total	8,282,899	6,956,135
Less Valuation Allowance	(8,248,637)	(6,956,135)

Other	(34,263)	-
Deferred tax liabilities	(34,263)	-

Net Deferred Tax Assets	-	-
Change in Valuation allowance	$ (1,292,502)	$ (813,996)

Effective tax rate reconciliation
	2020	2019
Federal Statutory Rate	21.0%	21.0%
State Taxes	0.9%	0.0%
Meals	0.0%	0.0%
Warrants Int. Exp.	-8.8%	0.0%
PY True-up	-3.8%	0.0%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	-9.3%	-21.0%
Effective Tax Rate	0.0%	0.0%